S000000775 [Member] Investment Strategy - Putnam International Value Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance
Strategy Narrative [Text Block]
The fund invests mainly in common stocks of large and midsize companies outside the United States, with a focus on value stocks. Value stocks are those that the Investment Manager, as defined below, believe are currently undervalued by the market. If the Investment Manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The fund invests mainly in developed countries, but may invest in emerging markets. The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The fund may also use derivatives, such as certain foreign currency transactions, futures, options, warrants and swap contracts, for both hedging and non-hedging purposes. For example, the Investment Manager typically uses foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the MSCI EAFE Value Index-NR.